Fee and commission income (Tables)	6 Months Ended
Sep. 30, 2017
Details of Fee and Commission Income

Details of Fee and commission income for the six months ended September 30, 2016 and 2017 are as follows:

	Six months ended September 30,
	2016	2017
	(in millions of yen)
Securities-related business	75,145	85,897
Deposits and lending business	85,340	65,081
Remittance business	53,858	54,166
Asset management business	29,548	50,322
Trust fees	23,134	25,966
Fees for other customer services	125,437	119,799

Total	392,462	401,231